TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 10-Sep-12 Page 1 of 3

Payment Determination Statement Number	24
Distribution Date	10-Sep-12
Record Date	09-Sep-12

Dates Covered	From and Including	To and Including
Collections Period	01-Aug-12	31-Aug-12
Accrual Period	08-Aug-12	09-Sep-12
30/360 Days	30
Actual/360 Days	33

Collateral Pool Balance Data	Number of Accounts	$ Amount
Pool Balance - Beginning of Period	76,220	$480,175,146.23
Collections of Installment Principal		29,297,118.27
Collections Attributable to Full Payoffs		12,191,592.02
Principal Amount of Repurchases		22,287.62
Principal Amount of Gross Losses		1,040,924.41

Pool Balance - End of Period (EOP)	72,219	$437,623,223.91

Pool Statistics		End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)		$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)		20.83%

Ending Overcollateralization (O/C) Amount		$105,042,025.77
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)		131.584%
Ending Reserve Account Balance		$10,504,202.58

Net Credit Losses		$142,513.46	Trigger	Compliance?
Net Credit Loss Percentage		1.567%	8.00%	Yes
Cumulative Net Credit Losses		$32,928,391.36
Cumulative Recovery Ratio		50.670%

		$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent		$13,262,245.24	3.031%	1,896
61-90 Days Delinquent		1,636,724.29	0.374%	208
91-120 Days Delinquent		492,649.23	0.113%	47
121 Days or More Delinquent		0.00	0.000%	0
Repossessions		829,026.35	0.189%	97
(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount		$2,958,399.87
60+ Days Delinquency Ratio (3 mos weighted avg.)		0.55491%

		Current Month	Prior Month
Weighted Average A.P.R.		7.486%	7.473%
Weighted Average Remaining Term (months)		18.29	19.00
Weighted Average Seasoning (months)		52.10	51.26

TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 10-Sep-12 Page 2 of 3

Cash Sources
Collections of Installment Principal	$29,297,118.27
Collections Attributable to Full Payoffs	12,191,592.02
Principal Amount of Repurchases	22,287.62
Recoveries on Loss Accounts	898,410.95
Collections of Interest	3,069,017.20
Investment Earnings	1.18
Reserve Account Draw	0.00

Total Sources	$45,478,427.24

Cash Uses
Servicer Fee	$400,145.96
Backup Servicer Fee	4,001.46
A Note Interest	77,368.29
First Priority Principal Distribution Amount	0.00
B Note Interest	114,101.63
Second Priority Principal Distribution Amount	0.00
C Note Interest	134,803.33
Third Priority Principal Distribution Amount	0.00
D Note Interest	320,449.07
Fourth Priority Principal Distribution Amount	0.00
Replenish Reserve Fund	0.00
Required Principal Distribution Amount	42,551,922.32
Indemnity Amounts	0.00
Additional Servicing Fees	0.00
Distribution to Class E Noteholders	1,875,635.18

Total Cash Uses	$45,478,427.24

Administrative Payment
Total Principal and Interest Sources	$45,478,427.24
Investment Earnings in Trust Account	(1.18)
Daily Collections Remitted	(45,478,426.06)
Reserve Account Draw	0.00
Servicer Fee	(400,145.96)
Distribution to Class E Noteholders	(1,875,635.18)

Payment Due to/(from) Trust Account	($2,275,781.14)

O/C Release (Prospectus pg S42)
Pool Balance		$437,623,223.91

Total Securities		$332,581,198.14

Adjusted O/C Amount		$105,042,025.77

Target Overcollateralization Amount		$105,042,025.77

O/C Release Period?		Yes

O/C Release		$1,875,635.18

Current Net Credit Loss Percentage		1.567%

If Net Credit Loss Percentage is	Required O/C
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%

Current Required O/C%		8.000%

TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 10-Sep-12 Page 3 of 3

Notes	Beginning Balance	Ending Balance	Ending Balance per $1000 Face	Principal Payment	Principal per $1000 Face	Interest Payment	Interest $1000 Face
Class A-1 688,000,000.00 @ 0.33579%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-2 720,000,000.00 @ 0.69%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-3 318,891,000.00 @ 0.91%	102,024,120.46	59,472,198.14	186.4969477	42,551,922.32	133.4372005	77,368.29	0.2426167
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$375,133,120.46	$332,581,198.14		$42,551,922.32		$646,722.32

*	Class A-2, A-3, B, C, and D interest is computed on a 30/360 basis.

Manager                                 04-Sep-12

(248) 427-2557                         Date